2. BASIS OF PREPARATION: Income Taxes (Policies)	12 Months Ended
Dec. 31, 2025
Policies
Income Taxes

Income Taxes

The determination of deferred income tax assets or liabilities requires subjective assumptions regarding future income tax rates and the likelihood of utilizing tax carryforwards. Changes in these assumptions could materially affect the recorded amounts and therefore do not necessarily provide certainty as to their recorded values. Deferred tax assets are recognized when it is determined that the company is likely to recognize their recovery from the generation of taxable income.